UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		590 Madison Avenue
	     		New York, NY 10022
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		August 14, 2007

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		44
Form 13F Information Table Value Total:		$4,916,455

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
Alcan Inc                     COMMON     013716105    797090 9804300 SH      DEFINED   01    9804300
Alcoa Inc                     COMMON     013817101    213593 5270000 SH      DEFINED   01    5270000
Altria Group Inc              COMMON     02209S103    178857 2550000 SH      DEFINED   01    2550000
Apollo Group Inc               CL A      037604105     42285  723681 SH        SOLE           723681
Aquantive Inc                 COMMON     03839G105    169070 2650000 SH      DEFINED   01    2650000
Armor Holdings Inc            COMMON     042260109    304045 3500000 SH      DEFINED   01    3500000
Bally Total Fitness Hldg      COMMON     05873K108         6   12905 SH      DEFINED   01      12905
BB&T Corp                     COMMON     054937107      1431   35173 SH        SOLE            35173
BCE Inc                       COMMON     05534B760     59558 1573410 SH      DEFINED   01    1573410
Boston Scientifc Corp         COMMON     101137107    52017533909722 SH      DEFINED   01   33909722
Clear Channel Comunicatio     COMMON     184502102    123482 3265000 SH      DEFINED   01    3265000
Conexant Systems Inc          COMMON     207142100      1200  869338 SH        SOLE           869338
Covansys Corporation          COMMON     22281W103    101790 3000000 SH      DEFINED   01    3000000
Credence Systems Corp         COMMON     225302108       212   58916 SH        SOLE            58916
Dynegy Inc Del                 CL A      26817G102       178   18890 SH      DEFINED   01      18890
Edwards AG Inc                COMMON     281760108    422750 5000000 SH      DEFINED   01    5000000
Efunds Corp                   COMMON     28224R101     63522 1800000 SH      DEFINED   01    1800000
Equity Media Hldgs Corp       COMMON     294725106     14516 3352382 SH      DEFINED   01    3352382
Equity Media Hldgs Corp  UNIT 08/26/2009 294725205     10700 2000000 SH      DEFINED   01    2000000
Esterline Technologies Co     COMMON     297425100      2029   42000 SH      DEFINED   01      42000
Freeport-McMoran Copper       COMMON     35671D857    197766 2387900 SH      DEFINED   01    2387900
General Electric Co           COMMON     369604103     13071  341453 SH        SOLE           341453
Highland Hospitality Corp     COMMON     430141101     36799 1916600 SH      DEFINED   01    1916600
Hologic Inc                   COMMON     436440101    143806 2600000 SH      DEFINED   01    2600000
Innkeepers USA Tr             COMMON     4576J0104     78899 4450000 SH      DEFINED   01    4450000
Intl Secs Exchange Hldgs       CL A      46031W204     35550  544000 SH      DEFINED   01     544000
Juniper Networks Inc          COMMON     48203R104     35821 1423169 SH        SOLE          1423169
Kinross Gold Corp             COMMON     496902404    18101515569644 SH      DEFINED   01   15569644
Lear Corp                     COMMON     521865105     35610 1000000 SH      DEFINED   01    1000000
Manulife Finl Corp            COMMON     56501R106     12270  328208 SH        SOLE           328208
Mirant Corp New               COMMON     60467R100    47006711021500 SH      DEFINED   01   11021500
Monogram Biosciences Inc      COMMON     60975U108       313  185299 SH      DEFINED   01     185299
Nasdaq Stock Market Inc       COMMON     631103108     39811 1340000 SH      DEFINED   01    1340000
NYSE Euronext                 COMMON     629491101       732    9938 SH      DEFINED   01       9938
Ohio Cas Corp                 COMMON     677240103     59963 1384500 SH      DEFINED   01    1384500
Open Text Corp                COMMON     683715106      1765   81106 SH        SOLE            81106
Rio Narcea Gold Mines Inc     COMMON     766909105    10610120939300 SH      DEFINED   01   20939300
Simon Ppty Group Inc New      COMMON     828806109      3090   33214 SH        SOLE            33214
Solectron Corp                COMMON     834182107     19872 5400000 SH      DEFINED   01    5400000
Telus Corp                 NON-VTG SHS   87971M202     87256 1481900 SH      DEFINED   01    1481900
Thermo Fisher Scientific      COMMON     883556102     52042 1006220 SH        SOLE          1006220
Todco                         COMMON     88889T107    236050 5000000 SH      DEFINED   01    5000000
Tronox Inc                     CL B      897051207     28732 2044961 SH      DEFINED   01    2044961
Yahoo Inc                     COMMON     984332106     13565  500000 SH      DEFINED   01     500000

                                                     4916455